Balance Sheet Components - Receivables from Vendors, Net (Details) - USD ($) $ in Thousands	Nov. 30, 2020	Nov. 30, 2019
Balance Sheet Components [Abstract]
Receivables from vendors	$ 291,453	$ 373,986
Less: Allowance for doubtful accounts	(5,126)	(5,481)
Receivables from vendors, net	$ 286,327	$ 368,505